Fair Value of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	$ 646,812	$ 638,357	$ 536,541
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	615,098	610,569
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	31,714	27,788	21,282
Cash Equivalents And Other Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	27,339	22,008
Cash Equivalents And Other Short Term Investments | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	27,339	22,008
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	134,207	141,071
Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	134,207	141,071
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	372,082	438,836
Fixed Income Investments | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	372,082	438,836
Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	113,184	36,442
Money Market and Other Funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	81,470	8,654
Money Market and Other Funds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets fair value	$ 31,714	$ 27,788